Shareholder Report, Holdings (Details) - Cohen & Steers Institutional Realty Shares, Inc.	Dec. 31, 2025
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Data Centers
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Apartment
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Specialty
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Office
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	20.80%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%